PROPERTY OWNED (Tables)	12 Months Ended
Apr. 30, 2015
PROPERTY OWNED [Abstract]
Schedule of Future Minimum Lease Payments

The future minimum lease receipts to be received under non-cancellable leases for commercial properties, including those held for sale, as of April 30, 2015, assuming that no options to renew or buy out the lease are exercised, are as follows:

Year Ended April 30,	(in thousands)
2016	$112,320
2017	99,963
2018	84,455
2019	70,049
2020	52,576
Thereafter	130,313

$549,676